Tax charge - Reconciliation of effective tax rate (Details) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of effective tax rate
Operating profit (loss) based on longer-term investment returns		£ 4,699	£ 4,256	£ 3,969
Non-operating profit (loss)		(1,403)	(1,981)	(821)
Profit (loss) before tax, attributable to shareholders		£ 3,296	£ 2,275	£ 3,148
Expected tax rate, attributable to shareholders (as a percent)		23.90%	24.40%	27.00%
Tax at the expected rate, attributable to shareholders		£ 789	£ 557	£ 850
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates		£ (91)	£ (67)	£ (63)
Income not taxable or taxable at concessionary rates, percentage impact on ETR		(2.80%)	(2.90%)	(2.00%)
Deductions not allowable for tax purposes		£ 55	£ 60	£ 33
Deductions not allowable for tax purposes, percentage impact on ETR		1.70%	2.60%	1.00%
Items related to taxation of life insurance businesses		£ (332)	£ (180)	£ (133)
Items related to taxation of life insurance businesses, percentage impact on ETR		(10.10%)	(7.90%)	(4.20%)
Deferred tax adjustments		£ 22	£ (23)	£ (1)
Deferred tax adjustments, percentage impact on ETR		0.70%	(1.00%)	0.00%
Effect of results of joint ventures and associates		£ (55)	£ (46)	£ (50)
Effect of results of joint ventures and associates, percentage impact on ETR		(1.70%)	(2.00%)	(1.60%)
Irrecoverable withholding taxes		£ 54	£ 36	£ 28
Irrecoverable withholding taxes, percentage impact on ETR		1.60%	1.60%	0.90%
Other		£ (5)	£ (4)	£ 5
Other, percentage impact on ETR		(0.10%)	(0.10%)	0.10%
Total effects of recurring tax reconciliation items		£ (352)	£ (224)	£ (181)
Total tax rate, Effects of recurring tax reconciliation items		(10.70%)	(9.70%)	(5.80%)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years		£ (24)	£ (82)	£ (67)
Adjustments to tax charge in relation to prior years, percentage impact on ETR		(0.70%)	(3.60%)	(2.10%)
Movements in provisions for open tax matters		£ 44	£ 51	£ (11)
Movements in provisions for open tax matters, percentage impact on ETR		1.30%	2.20%	(0.30%)
Impact of US tax reform		£ 445
Impact of US tax reform, percentage impact on ETR		13.50%
Adjustments in relation to business disposals		£ 4
Adjustments in relation to business disposals, percentage impact on ETR		0.10%
Impact of changes in local statutory tax rates			£ (6)	£ (22)
Impact of changes in local statutory tax rates, percentage impact on ETR			(0.20%)	(0.70%)
Write down of Korea life business			£ 58
Write down of Korea life business, percentage impact on ETR			2.50%
Total effects of non-recurring tax reconciliation items		£ 469	£ 21	£ (100)
Total tax rate, Effects of non-recurring tax reconciliation items		14.20%	0.90%	(3.10%)
Total actual tax charge (credit), attributable to shareholders		£ 906	£ 354	£ 569
Total actual tax charge (credit) (as a percent)		27.40%	15.60%	18.10%
Analysed into:
Tax on operating profit based on longer-term investment returns		£ 971	£ 894	£ 786
Tax on non-operating profit		£ (65)	£ (540)	£ (217)
Actual tax rate:
Operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)		21.00%	21.00%	20.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)		20.00%	22.00%	22.00%
Total profit attributable to shareholders (as a percent)		27.40%	15.60%	18.10%
Statutory transfer from unallocated surplus, percentage of actuarially determined surplus attributable to shareholders		10.00%
Net of tax profit attributable to with-profits policyholders		£ 0	£ 0	£ 0
US
Impact of US tax reform
Corporation tax rate (as a percent)	21.00%	35.00%
Deferred tax charge on remeasurement of net deferred tax assets, attributable to shareholders' returns		£ 445
Operating segments
Reconciliation of effective tax rate
Operating profit (loss) based on longer-term investment returns		5,577	4,945	4,625
Profit (loss) before tax, attributable to shareholders		4,154	3,168	3,877
Unallocated to a segment (other operations)
Reconciliation of effective tax rate
Operating profit (loss) based on longer-term investment returns		(878)	(689)	(655)
Non-operating profit (loss)		20	(204)	(74)
Profit (loss) before tax, attributable to shareholders		£ (858)	£ (893)	£ (729)
Expected tax rate, attributable to shareholders (as a percent)		19.00%	20.00%	21.00%
Tax at the expected rate, attributable to shareholders		£ (163)	£ (179)	£ (153)
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates		(14)	(5)	(3)
Deductions not allowable for tax purposes		10	22	1
Deferred tax adjustments		(5)	(14)	(9)
Irrecoverable withholding taxes		54	36	27
Other		(1)	(7)	5
Total effects of recurring tax reconciliation items		44	32	21
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years		(3)	5
Movements in provisions for open tax matters			31	(5)
Total effects of non-recurring tax reconciliation items		(3)	36	(5)
Total actual tax charge (credit), attributable to shareholders		£ (122)	£ (111)	£ (137)
Total actual tax charge (credit) (as a percent)		14.00%	12.00%	19.00%
Analysed into:
Tax on operating profit based on longer-term investment returns		£ (121)	£ (88)	£ (121)
Tax on non-operating profit		£ (1)	£ (23)	£ (16)
Actual tax rate:
Operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)		14.00%	13.00%	18.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)		13.00%	18.00%	18.00%
Total profit attributable to shareholders (as a percent)		14.00%	12.00%	19.00%
Excluding held for sale business
Reconciliation of effective tax rate
Expected tax rate, attributable to shareholders (as a percent)			24.00%
Effects of non-recurring tax reconciliation items:
Total actual tax charge (credit) (as a percent)			14.00%
Actual tax rate:
Operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)			21.00%
Total profit attributable to shareholders (as a percent)			14.00%
Asia | Taiwan
Effects of recurring tax reconciliation items:
Income not taxable due to non-taxable gains on domestic securities		£ 26	£ 0
Asia | Operating segments
Reconciliation of effective tax rate
Operating profit (loss) based on longer-term investment returns		1,975	1,644	£ 1,286
Non-operating profit (loss)		53	(460)	(135)
Profit (loss) before tax, attributable to shareholders		£ 2,028	£ 1,184	£ 1,151
Expected tax rate, attributable to shareholders (as a percent)		21.00%	22.00%	24.00%
Tax at the expected rate, attributable to shareholders		£ 426	£ 260	£ 276
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates		(64)	(31)	(45)
Deductions not allowable for tax purposes		26	20	16
Items related to taxation of life insurance businesses		(92)	(20)	(20)
Deferred tax adjustments		11	(11)	10
Effect of results of joint ventures and associates		(52)	(44)	(47)
Other		(10)	3	(5)
Total effects of recurring tax reconciliation items		(181)	(83)	(91)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years		(3)	1	5
Movements in provisions for open tax matters		19	20	(6)
Adjustments in relation to business disposals		(8)
Impact of changes in local statutory tax rates				(5)
Write down of Korea life business			58
Total effects of non-recurring tax reconciliation items		8	79	(6)
Total actual tax charge (credit), attributable to shareholders		£ 253	£ 256	£ 179
Total actual tax charge (credit) (as a percent)		12.00%	22.00%	16.00%
Analysed into:
Tax on operating profit based on longer-term investment returns		£ 276	£ 271	£ 184
Tax on non-operating profit		£ (23)	£ (15)	£ (5)
Actual tax rate:
Operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)		14.00%	16.00%	14.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)		13.00%	15.00%	15.00%
Total profit attributable to shareholders (as a percent)		12.00%	22.00%	16.00%
Asia insurance operations | Excluding held for sale business
Reconciliation of effective tax rate
Expected tax rate, attributable to shareholders (as a percent)			22.00%
Effects of non-recurring tax reconciliation items:
Total actual tax charge (credit) (as a percent)			18.00%
Actual tax rate:
Operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)			16.00%
Total profit attributable to shareholders (as a percent)			18.00%
US | Operating segments
Reconciliation of effective tax rate
Operating profit (loss) based on longer-term investment returns		£ 2,224	£ 2,048	£ 1,702
Non-operating profit (loss)		(1,462)	(1,523)	(492)
Profit (loss) before tax, attributable to shareholders		£ 762	£ 525	£ 1,210
Expected tax rate, attributable to shareholders (as a percent)		35.00%	35.00%	35.00%
Tax at the expected rate, attributable to shareholders		£ 267	£ 184	£ 424
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates		(11)	(18)	(10)
Deductions not allowable for tax purposes		6	8	6
Items related to taxation of life insurance businesses		(238)	(159)	(113)
Deferred tax adjustments		17
Irrecoverable withholding taxes				1
Other				(3)
Total effects of recurring tax reconciliation items		(226)	(169)	(119)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years		(15)	(81)	(65)
Movements in provisions for open tax matters		25
Impact of US tax reform		445
Adjustments in relation to business disposals		12
Total effects of non-recurring tax reconciliation items		467	(81)	(65)
Total actual tax charge (credit), attributable to shareholders		£ 508	£ (66)	£ 240
Total actual tax charge (credit) (as a percent)		67.00%	(13.00%)	20.00%
Analysed into:
Tax on operating profit based on longer-term investment returns		£ 548	£ 467	£ 413
Tax on non-operating profit		£ (40)	£ (533)	£ (173)
Actual tax rate:
Operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)		25.00%	23.00%	24.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)		24.00%	27.00%	28.00%
Total profit attributable to shareholders (as a percent)		67.00%	(13.00%)	20.00%
Impact of US tax reform
Deferred tax charge on remeasurement of net deferred tax assets, attributable to shareholders' returns		£ 445
Benefit reflected through reserves in other comprehensive income		134
UK and Europe | Operating segments
Reconciliation of effective tax rate
Operating profit (loss) based on longer-term investment returns		1,378	£ 1,253	£ 1,637
Non-operating profit (loss)		(14)	206	(120)
Profit (loss) before tax, attributable to shareholders		£ 1,364	£ 1,459	£ 1,516
Expected tax rate, attributable to shareholders (as a percent)		19.00%	20.00%	20.00%
Tax at the expected rate, attributable to shareholders		£ 259	£ 292	£ 303
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates		(2)	(13)	(5)
Deductions not allowable for tax purposes		13	10	10
Items related to taxation of life insurance businesses		(2)	(1)
Deferred tax adjustments		(1)	2	(2)
Effect of results of joint ventures and associates		(3)	(2)	(3)
Other		6		8
Total effects of recurring tax reconciliation items		11	(4)	8
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years		(3)	(7)	(7)
Impact of changes in local statutory tax rates			(6)	(17)
Total effects of non-recurring tax reconciliation items		(3)	(13)	(24)
Total actual tax charge (credit), attributable to shareholders		£ 267	£ 275	£ 287
Total actual tax charge (credit) (as a percent)		20.00%	19.00%	19.00%
Analysed into:
Tax on operating profit based on longer-term investment returns		£ 268	£ 244	£ 310
Tax on non-operating profit		£ (1)	£ 31	£ (23)
Actual tax rate:
Operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)		19.00%	19.00%	19.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)		20.00%	21.00%	20.00%
Total profit attributable to shareholders (as a percent)		20.00%	19.00%	19.00%